Note 3 - Changes in Accounting Policies and Disclosures (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Retained earnings	$ 36,432	$ 4,814	$ 5,366
Increase (decrease) due to application of IFRS 15 [member]
Statement Line Items [Line Items]
Retained earnings		(552)
Increase (decrease) due to application of IFRS 9 [member]
Statement Line Items [Line Items]
Retained earnings		(77)
Total provisions		$ 100